Employee Compensation - Summary of Duration of Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Pension Plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	12.1	14.5
Pension Plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	7.5	9.5
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	12.5	13.7